Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies, by Policy (Policies) [Line Items]
Basis of presentation and principles of consolidation

a) Basis of presentation and principles of consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all the information and footnotes required by U.S. GAAP for complete financial statements. The accompanying condensed consolidated financial statements reflect all adjustments including normal recurring adjustments, which, in the opinion of management, are necessary to present fairly the financial position, results of operations, and cash flows for the periods presented in accordance with US GAAP. Interim results are not necessarily indicative of the results for a full year. For a more comprehensive understanding of the Company and its interim results, these condensed consolidated financial statements should be read in conjunction with Near Holdings audited consolidated financial statements as of and for the years ended December 31, 2022 and 2021 included in the Company’s Form 8-K filed on March 23, 2023, which provides a more complete discussion of the Company’s accounting policies and certain other information.

The unaudited condensed consolidated financial statements include the consolidated financial statements of the Company and its wholly owned subsidiaries. All significant transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the condensed consolidated statements of operations from the effective date of acquisition or up to the effective date of disposal, as appropriate.

The condensed consolidated balance sheet at December 31, 2022 has been derived from the audited consolidated financial statements at that date, but does not include all disclosures, including notes, required by U.S. GAAP for complete financial statements.

a) Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”). The accompanying consolidated financial statements reflect all adjustments including normal recurring adjustments, which, in the opinion of management, are necessary to present fairly the financial position, results of operations, and cash flows for the periods presented in accordance with US GAAP.

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries. All significant transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the consolidated statements of operations from the effective date of acquisition or up to the effective date of disposal, as appropriate.

Use of estimates

b) Use of estimates

The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions, which affect the reported amounts in the condensed consolidated financial statements. Estimates are based on historical experience, where applicable, and other assumptions which management believes are reasonable under the circumstances. On an ongoing basis, the Company evaluates its estimates, including those related to the incremental borrowing rate (“IBR”) applied in lease accounting, useful lives of property and equipment and intangible assets, the nature and timing of the satisfaction of performance obligations, allowance for credit losses on accounts receivables, fair value of acquired intangible assets and goodwill, fair value of derivative liabilities, stock based compensation, income taxes, certain deferred tax assets and tax liabilities, and other contingent liabilities. Management believes that the estimates used in the preparation of the condensed consolidated financial statements are reasonable. Although these estimates are inherently subject to judgment and actual results could differ from those estimates, management believes that the estimates used in the preparation of the condensed consolidated financial statements are reasonable.

Management also continues to monitor the effects of the global macroeconomic environment, including increasing inflationary pressures; social and political issues; regulatory matters, geopolitical tensions; and global security issues. The Company is also mindful of inflationary pressures on its cost base and is monitoring the impact on customer preferences.

b) Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions, which affect the reported amounts in the consolidated financial statements. Estimates are based on historical experience, where applicable, and other assumptions which management believes are reasonable under the circumstances. On an ongoing basis, the Company evaluates its estimates, including those related to the incremental borrowing rate (“IBR”) applied in lease accounting, useful lives of property and equipment and intangible assets, the nature and timing of the satisfaction of performance obligations, allowance for credit losses on accounts receivables, fair values of investments and other financial instruments, fair value of acquired intangible assets and goodwill, stock based compensation, income taxes, certain deferred tax assets and tax liabilities, and other contingent liabilities. Management believes that the estimates used in the preparation of the consolidated financial statements are reasonable. Although these estimates are inherently subject to judgment and actual results could differ from those estimates, management believes that the estimates used in the preparation of the consolidated financial statements are reasonable.

Management monitors the effects of the global macroeconomic environment, including increasing inflationary pressures; social and political issues; regulatory matters, geopolitical tensions; and global security issues. The Company is also mindful of inflationary pressures on its cost base and is monitoring the impact on customer preferences.

Segment reporting

c) Segment reporting

The Company has a single operating and reportable segment. The Company’s Chief Executive Officer is its Chief Operating Decision Maker, who reviews financial information presented on a consolidated basis for the purposes of making operating decisions, allocating resources and evaluating financial performance. For information regarding the Company’s revenue by geographic area, see note 16.

c) Segment reporting

The Company has a single operating and reportable segment. The Company’s Chief Executive Officer is its Chief Operating Decision Maker, who reviews financial information presented on a consolidated basis for the purposes of making operating decisions, allocating resources and evaluating financial performance. For information regarding the Company’s revenue by geographic area, see note 20.

Cash and Cash Equivalents

d) Cash and cash equivalents

Cash and cash equivalents primarily represent bank balances in current accounts. The Company considers all short-term deposits with an original maturity of 90 days or less, when purchased, to be cash equivalents.

d) Cash and cash equivalents

Cash and cash equivalents primarily represent bank balances in current accounts. The Company considers all short-term deposits with an original maturity of 90 days or less, when purchased, to be cash equivalents.

Restricted cash

e) Restricted cash

Certain deposits are restricted as to withdrawal or usage against these deposits. Restricted term deposits are classified as current assets based on the term of the deposit and the expiration date of the underlying restriction.

Restricted cash represents an automatically renewed short-term deposit held with a bank against a corporate credit card for $32,651 and $32,198 as of March 31, 2023 and December 31, 2022 respectively. The Company has restricted deposits with a bank against commitment of office premises of $312,245, and $307,373 as of March 31, 2023 and December 31, 2022, respectively, which will be released upon vacating the premises leased. Also, with respect to the financing agreement with Blue Torch Finance LLC, the Company deposited $46,000,000 of cash into a restricted escrow account, to be later released upon the satisfaction of certain covenants as specified. For more details refer to note 10. As of March 31, 2023 and December 31, 2022, $40,298,657 and $44,058,573 were held in the account, respectively, which also includes accrued interest thereon.

e) Restricted cash

Certain deposits are restricted as to withdrawal or usage against these deposits. Restricted term deposits are classified as current assets based on the term of the deposit and the expiration date of the underlying restriction. For information regarding the Company’s restricted cash, see note 4.

Financial instruments and concentration of credit risk

f) Financial instruments and concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk are reflected principally in cash and cash equivalents, restricted cash, term deposits with banks and accounts receivables. The Company places its cash and cash equivalents, term deposits with banks and funds respectively with high credit/investment grade ratings to limit the amount of credit exposure with any one bank/fund and conducts ongoing evaluations of the creditworthiness of the banks and funds with which it does business. To reduce its credit risk on accounts receivable, the Company conducts ongoing credit evaluations of its debtors.

g) Financial instruments and concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk are reflected principally in cash and cash equivalents, restricted cash, marketable securities, investment in debt securities, term deposits with banks and accounts receivables. The Company places its cash and cash equivalents, marketable securities and investment in commercial paper, term deposits with banks and funds respectively with high credit/investment grade ratings to limit the amount of credit exposure with any one bank/fund and conducts ongoing evaluations of the creditworthiness of the banks and funds with which it does business. To reduce its credit risk on accounts receivable, the Company conducts ongoing credit evaluations of its debtors.

Goodwill and intangible assets

g) Goodwill and intangible assets

Goodwill

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in business acquisitions accounted for using the acquisition method of accounting and is not amortized. Goodwill is measured and tested for impairment on an annual basis in accordance with ASC 350, Intangibles — Goodwill and Other, or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Such events and changes may include: significant changes in performance related to expected operating results, significant changes in asset use, significant negative industry or economic trends, and changes in our business strategy.

The Company’s test for goodwill impairment starts with a qualitative assessment to determine whether it is necessary to perform the quantitative goodwill impairment test. If qualitative factors indicate that the fair value of the reporting unit is more likely than not less than its carrying amount, then a quantitative goodwill impairment test is performed. For the purposes of impairment testing, the Company determined that it has only one reporting unit. Performing a quantitative goodwill impairment test includes the determination of the fair value of a reporting unit and involves significant estimates and assumptions. These estimates and assumptions include, among others, revenue growth rates and operating margins used to calculate projected future cash flows, risk-adjusted discount rates, future economic and market conditions, and the determination of appropriate market comparable. The Company did not recognize any goodwill impairment charges during the three months ended March 31, 2023 and 2022.

Intangible assets

The Company amortizes intangible assets with finite lives over their estimated useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise realized and reviews them for impairment whenever an impairment indicator exists.

Impairment of long-lived assets

h) Impairment of long-lived assets

The Company evaluates its long-lived assets for indicators of possible impairment when events or changes in circumstances indicate the carrying amount of an asset or asset group may not be recoverable. The Company measures the recoverability of the assets by comparing the carrying amount of such asset or asset group to the future undiscounted cash flows it expects the asset or asset group to generate. If the Company considers the asset or asset group to be impaired, the impairment to be recognized equals the amount by which the carrying value of the asset or asset group exceeds its fair value. The Company did not recognize any impairment charges on its long-lived assets during the three months ended March 31, 2023 and 2022.

l) Impairment of long-lived assets

The Company evaluates its long-lived assets for indicators of possible impairment when events or changes in circumstances indicate the carrying amount of an asset or asset group may not be recoverable. The Company measures the recoverability of the assets by comparing the carrying amount of such asset or asset group to the future undiscounted cash flows it expects the asset or asset group to generate. If the Company considers the asset or asset group to be impaired, the impairment to be recognized equals the amount by which the carrying value of the asset or asset group exceeds its fair value.

Fair value measurements and financial instruments

i) Fair value measurements and financial instruments

The Company holds financial instruments that are measured at fair value which is determined in accordance with a fair value hierarchy that prioritizes the inputs and assumptions used, and the valuation techniques used to measure fair value. The three levels of the fair value hierarchy are described as follows:

Level 1:      Inputs are unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2:      Inputs are quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar instruments in markets that are not active and model- derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3:      Inputs are unobservable inputs based on the Company’s assumptions and valuation techniques used to measure assets and liabilities at fair value. The inputs require significant management judgment or estimation.

The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the determination of fair value of assets and liabilities and their placement within the fair value hierarchy levels. The Company establishes the fair value of its assets and liabilities using the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and established a fair value hierarchy based on the inputs used to measure fair value. The recorded amounts of certain financial instruments, including cash and cash equivalents, prepaid expenses and other assets accounts, accounts payable, and accrued expenses and other liabilities approximate fair value due to their relatively short maturities.

m) Fair value measurements and financial instruments

The Company holds financial instruments that are measured at fair value which is determined in accordance with a fair value hierarchy that prioritizes the inputs and assumptions used, and the valuation techniques used to measure fair value. The three levels of the fair value hierarchy are described as follows:

Level 1:	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2:

Inputs are quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar instruments in markets that are not active and model- derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3:

Inputs are unobservable inputs based on the Company’s assumptions and valuation techniques used to measure assets and liabilities at fair value. The inputs require significant management judgment or estimation.

The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the determination of fair value of assets and liabilities and their placement within the fair value hierarchy levels. The Company establishes the fair value of its assets and liabilities using the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and established a fair value hierarchy based on the inputs used to measure fair value. The recorded amounts of certain financial instruments, including cash and cash equivalents, prepaid expenses and other assets accounts, accounts payable, and accrued expenses and other liabilities approximate fair value due to their relatively short maturities.

Revenue recognition

j) Revenue recognition

The Company derives revenue primarily from i) core subscription services and ii) sale of operational products.

Revenue is recognized when, or as, the related performance obligation is satisfied by transferring the control of the promised service to a customer. The amount of revenue recognized reflects the consideration that the Company expects to be entitled to receive in exchange for these services.

The Company applies the following steps for revenue recognition:

(i) Identification of the contract, or contracts, with the customer

The Company considers the terms and conditions of the engagement in identifying the contracts. The Company determines a contract with a customer to exist when the contract is approved, each party’s rights regarding the services to be transferred can be identified, the payment terms for the services can be identified, it has been determined the customer has the ability and intent to pay, and the contract has commercial substance. At contract inception, the Company will evaluate whether two or more contracts should be combined and accounted for as a single contract and whether the combined or single contract includes more than one performance obligation. The Company applies judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s historical payment experience or, in the case of a new customer, credit, and financial information pertaining to the customer.

(ii) Identification of the performance obligations in the contract

Performance obligations promised in a contract are identified based on the services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available from third parties or from the Company and are distinct in the context of the contract, whereby, in respect of core subscription services, we have combined promises for access to the data intelligence platform, the output derived from such platform coupled with, in a marketing intelligence use case, access with the related obligation to provide use of the platform to execute customers’ marketing strategies as a single performance obligation. Sale of operational products is evaluated to be a distinct performance obligation, as further explained in the section “Sale of operational products”.

(iii) Determination of the transaction price

The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring services to the customer. The transaction price includes platform subscription fees based on the contracted usage of Near platform for analytics, data enrichment, data feeds as outputs from the platform and for executing customers’ marketing campaigns as well as variable consideration associated with overage fees on exceeded media execution limits as specified in respective contracts, where relevant. Variable consideration is included in the transaction price if, in the Company’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. In a marketing intelligence use case, the Company would be entitled to a platform fee even if the customer does not opt for contracted usage level of media execution committed by the Company. None of the Company’s contracts contain a significant financing component.

(iv) Allocation of the transaction price to the performance obligations in the contract

Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on each performance obligation’s relative standalone selling price (“SSP”). Contracts typically have one performance obligation of providing access to the core subscription service or access to relevant outputs from the Near platform. On occasion, contracts include provision of certain operational products on a short term, fixed fee basis which reflect their respective SSP.

(v) Recognition of the revenue when, or as, a performance obligation is satisfied

Revenue is recognized at the time the related performance obligation is satisfied by transferring the control of the promised service to a customer. Revenue in respect of core subscription services is recognized over the contractual terms during which the customer is given access to the platform or the output from the platform. With respect to revenue from operational products, the Company recognizes revenue as services are delivered. The Company generates all its revenue from contracts with customers.

Core subscription revenue

The Company generates revenue from subscriptions to customers that enable them to access the Company’s cloud-based platform or access the output from such platform and use the data intelligence derived therein for a variety of use cases around analytics, data enrichment, marketing and operational decision-making including to access and advertise target consumer base for digital marketing and advertising. Subscription arrangements with customers do not provide the customer with the right to take possession of the Company’s software at any time. Instead, customers are granted continuous access to the platform or its specific modules/outputs over the contractual period. The underlying database of the Near platform is continuously updated based on ongoing data gathering exercise coupled with the Company’s patented algorithms running on such gathered data resulting in intelligent output available through the platform and therefore, its customers benefit from an up-to-date database on people and places relevant for the promotion of their business interests.

A time-elapsed method is used to measure progress because the Company’s obligation is to provide the customers a continuous service of access to the Company’s cloud-based platform or outputs and modules from such platform in order to execute their marketing and operational strategies over the contractual period and control is transferred evenly over the contractual period. Accordingly, the fixed consideration related to subscription service is recognized ratably over the contract term beginning on the date access to the subscription product is provisioned. Most of the customer agreements have a minimum term of one (1) year with various payment terms ranging from monthly to quarterly in arrears and in few cases, payments in advance. Also, many contracts have auto-renewal provision unless the customer decides to terminate such contract by providing an advance written notice prior to the end of the then current term. Many contracts with customers, including those entered into with the standard terms and conditions, may be terminated by Near at any time but only may be terminated by the customer either in case of a breach, or in certain cases, after a specified notice period. Typically, Near does not charge any penalties for early termination by the customer and the contracts do not entitle Near’s customers to a refund or partial refund upon cancellation of the relevant contracts. The auto renewal provisions are evaluated on a case-by-case basis but generally do not provide a material right as they do not provide a discount to the customer that is incremental to the range of discounts typically given for the same services that are sold to a similar class of customers, even when the stand-alone selling price of the services subject to the auto renewal provision is highly variable.

Sale of Operational products

The Company derives revenue from providing customized reports and other insights to customers on short term fixed fee basis. The Company recognizes such revenues from the sales of these operational products upon delivery to the customers (i.e., at a point in time basis). Refer to note 16 for details.

Practical expedients

The Company has utilized the practical expedient available under ASC 606, Revenue from Contracts with Customers and does not disclose the following:

i)       Value of unsatisfied performance obligations for contracts with an original expected length of one year or less. The Company has no significant financing components in its contracts with customers.

ii)      Amount of the transaction price allocated to the remaining performance obligations and an explanation of when the Company expects to recognize that amount as revenue.

q) Revenue recognition

The Company derives revenue primarily from i) core subscription services and ii) sale of operational products.

Revenue is recognized when, or as, the related performance obligation is satisfied by transferring the control of the promised service to a customer. The amount of revenue recognized reflects the consideration that the Company expects to be entitled to receive in exchange for these services.

The Company applies the following steps for revenue recognition:

(i) Identification of the contract, or contracts, with the customer

The Company considers the terms and conditions of the engagement in identifying the contracts. The Company determines a contract with a customer to exist when the contract is approved, each party’s rights regarding the services to be transferred can be identified, the payment terms for the services can be identified, it has been determined the customer has the ability and intent to pay, and the contract has commercial substance. At contract inception, the Company will evaluate whether two or more contracts should be combined and accounted for as a single contract and whether the combined or single contract includes more than one performance obligation. The Company applies judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s historical payment experience or, in the case of a new customer, credit, and financial information pertaining to the customer.

(ii) Identification of the performance obligations in the contract

Performance obligations promised in a contract are identified based on the services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available from third parties or from the Company and are distinct in the context of the contract, whereby, in respect of core subscription services, we have combined promises for access to the data intelligence platform, the output derived from such platform coupled with, in a marketing intelligence use case, access with the related obligation to provide use of the platform to execute customers’ marketing strategies as a single performance obligation. Sale of operational products is evaluated to be a distinct performance obligation, as further explained in the section “Sale of operational products”.

(iii) Determination of the transaction price

The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring services to the customer. The transaction price includes platform subscription fees based on the contracted usage of Near platform for analytics, data enrichment, data feeds as outputs from the platform and for executing customers’ marketing campaigns as well as variable consideration associated with overage fees on exceeded media execution limits as specified in respective contracts, where relevant. Variable consideration is included in the transaction price if, in the Company’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. In a marketing intelligence use case, the Company would be entitled to a platform fee even if the customer does not opt for contracted usage level of media execution committed by the Company. None of the Company’s contracts contain a significant financing component.

(iv) Allocation of the transaction price to the performance obligations in the contract

Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on each performance obligation’s relative standalone selling price (“SSP”). Contracts typically have one performance obligation of providing access to the core subscription service or access to relevant outputs from the Near platform. On occasion, contracts include provision of certain operational products on a short term, fixed fee basis which reflect their respective SSP.

(v) Recognition of the revenue when, or as, a performance obligation is satisfied

Revenue is recognized at the time the related performance obligation is satisfied by transferring the control of the promised service to a customer. Revenue in respect of core subscription services is recognized over the contractual terms during which the customer is given access to the platform or the output from the platform. With respect to revenue from operational products, the Company recognizes revenue as services are delivered. The Company generates all its revenue from contracts with customers.

Core subscription revenue

The Company generates revenue from subscriptions to customers that enable them to access the Company’s cloud-based platform or access the output from such platform and use the data intelligence derived therein for a variety of use cases around analytics, data enrichment, marketing and operational decision-making including to access and advertise target consumer base for digital marketing and advertising. Subscription arrangements with customers do not provide the customer with the right to take possession of the Company’s software at any time. Instead, customers are granted continuous access to the platform or its specific modules/outputs over the contractual period. The underlying database of the Near platform is continuously updated based on ongoing data gathering exercise coupled with the Company’s patented algorithms running on such gathered data resulting in intelligent output available through the platform and therefore, its customers benefit from an up-to-date database on people and places relevant for the promotion of their business interests.

A time-elapsed method is used to measure progress because the Company’s obligation is to provide the customers a continuous service of access to the Company’s cloud- based platform or outputs and modules from such platform in order to execute their marketing and operational strategies over the contractual period and control is transferred evenly over the contractual period. Accordingly, the fixed consideration related to subscription service is recognized ratably over the contract term beginning on the date access to the subscription product is provisioned. Most of the customer agreements have a minimum term of one (1) year with various payment terms ranging from monthly to quarterly in arrears and in few cases, payments in advance. Also, many contracts have auto-renewal provision unless the customer decides to terminate such contract by providing an advance written notice prior to the end of the then current term. Many contracts with customers, including those entered into with the standard terms and conditions, may be terminated by Near at any time but only may be terminated by the customer either in case of a breach, or in certain cases, after a specified notice period. Typically, Near does not charge any penalties for early termination by the customer and the contracts do not entitle Near’s customers to a refund or partial refund upon cancellation of the relevant contracts. The auto renewal provisions are evaluated on a case-by-case basis but generally do not provide a material right as they do not provide a discount to the customer that is incremental to the range of discounts typically given for the same services that are sold to a similar class of customers, even when the stand-alone selling price of the services subject to the auto renewal provision is highly variable.

Sale of Operational products

The Company derives revenue from providing customized reports and other insights to customers on short term fixed fee basis. The Company recognizes such revenues from the sales of these operational products upon delivery to the customers (i.e., at a point in time basis). Refer note 20 for details.

Practical expedients

“The Company has utilized the practical expedient available under ASC 606, Revenue from Contracts with Customers and does not disclose the following:

i)       Value of unsatisfied performance obligations for contracts with an original expected length of one year or less. The Company has no significant financing components in its contracts with customers.

ii)      Amount of the transaction price allocated to the remaining performance obligations and an explanation of when the Company expects to recognize that amount as revenue.”

Stock-based compensation

k) Stock-based compensation

Stock-based compensation awards granted by the Company are considered as equity-classified stock option awards (“equity options”) and accounted for under ASC Topic 718 — Compensation — Stock Compensation. Stock-based compensation awards issued to non-employees in exchange for consulting and advisory services are accounted for in accordance with the provisions of ASU 2018-07, “Improvements to Nonemployee Share-Based Payment Accounting.” The Company recognizes and measures compensation expense for all stock-based awards based on the grant date fair value. Grant date fair value is determined under the option-pricing model (Black-Scholes Merton model). The fair value of restricted stock units (“RSU”) is estimated based on the fair value of the Company’s common stock on the date of grant. The fair value determined at the grant date is expensed over the vesting period of the stock-based awards using the straight-line attribution method, however, the amount of compensation cost recognized at any date must at least equal the portion of the grant date fair value of the award that is vested at that date. Forfeitures are accounted for as they occur. Stock-based compensation expense is allocated to cost of revenue, product and technology, sales and marketing and general and administrative on the condensed consolidated statements of operations based on where the associated employee’s functional department is located.

s) Stock-based compensation

Stock-based compensation awards granted by the Company are considered as equity-classified stock option awards (“equity options”) and accounted for under ASC Topic 718 — Compensation — Stock Compensation. Stock-based compensation awards issued to non-employees in exchange for consulting and advisory services are accounted for in accordance with the provisions of ASU 2018-07, “Improvements to Nonemployee Share-Based Payment Accounting.” The Company recognizes and measures compensation expense for all stock-based awards based on the grant date fair value. Grant date fair value is determined under the option-pricing model (Black-Scholes Merton model). The fair value of restricted stock units (“RSU”) is estimated based on the fair value of the Company’s common stock on the date of grant. The fair value determined at the grant date is expensed over the vesting period of the stock-based awards using the straight-line attribution method, however, the amount of compensation cost recognized at any date must at least equal the portion of the grant date fair value of the award that is vested at that date. Forfeitures are accounted for as they occur. Stock-based compensation expense is allocated to cost of revenue, product and technology, sales and marketing and general and administrative on the consolidated statements of operations based on where the associated employee’s functional department is located.

Net loss per share

l) Net loss per share

Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income (loss) available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to shares in undistributed earnings as if all income (loss) for the period had been distributed. Based on the above, the redeemable convertible preferred stock, stock options, restricted stock units and warrants are not considered as participating securities.

Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares and potentially dilutive securities outstanding for the period. For purposes of this calculation, redeemable convertible preferred stock, stock options, unvested restricted stock units and warrants have been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect is anti-dilutive for all periods presented.

u) Net loss per share

Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income (loss) available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to shares in undistributed earnings as if all income (loss) for the period had been distributed. Based on the above, the redeemable convertible preferred stock, stock options, restricted stock units and warrants are not considered as participating securities.

Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares and potentially dilutive securities outstanding for the period. For purposes of this calculation, redeemable convertible preferred stock, stock options, unvested restricted stock units and warrants have been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect is anti-dilutive for all periods presented.

Changes in accounting policies and recently issued accounting pronouncements

m) Changes in accounting policies and recently issued accounting pronouncements

The Company is an “emerging growth company”, as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The JOBS Act provides that an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company has elected to take advantage of the extended transition period to comply with new or revised accounting standards and to adopt certain of the reduced disclosure requirements available to emerging growth companies. As a result of the accounting standards election, the Company will not be subject to the same implementation timeline for new or revised accounting standards as other public companies that are not emerging growth companies which may make comparison of the Company’s financial statements to those of other public companies more difficult.

The Company will remain an emerging growth company until the earlier of (1) the last day of the fiscal year (a) following January 11, 2026, (b) in which the Company has total annual gross revenue of at least $1.235 billion or (c) in which the Company is deemed to be a large accelerated filer, which means the market value of common stock that is held by non-affiliates exceeds $700 million as of the prior June 30 and (2) the date on which the Company issued more than $1.0 billion in non-convertible debt securities during the prior three-year period.

In September 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2022-04 — Liabilities — Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations which is intended to enhance the transparency surrounding the use of supplier finance programs. The guidance requires companies that use supplier finance programs to make annual disclosures about the program’s key terms, the balance sheet presentation of related amounts, the confirmed amount outstanding at the end of the period and associated roll forward information. Only the amount outstanding at the end of the period must be disclosed in interim periods. The guidance does not affect the recognition, measurement or financial statement presentation of supplier finance program obligations. The guidance becomes effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, except for the roll forward information, which is effective for fiscal years beginning after December 15, 2023. The Company does not have any supplier finance programs and does not believe the impact of updating this accounting standard update will be material to the unaudited condensed consolidated financial statements.

In October 2021, the FASB issued ASU No. 2021-08, Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (Topic 805). This ASU requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities (deferred revenue) from acquired contracts using the revenue recognition guidance in Topic 606. At the acquisition date, the acquirer applies the revenue model as if it had originated the acquired contracts. For the Company, the new guidance is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Adoption of the ASU should be applied prospectively. Early adoption is also permitted, including adoption in an interim period. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements.

w) Changes in accounting policies and recently issued accounting pronouncements

The Company is expected to be an “emerging growth company”, as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The JOBS Act provides that an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. Thus, an emerging growth company can delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company has elected to take advantage of the extended transition period to comply with new or revised accounting standards and to adopt certain of the reduced disclosure requirements available to emerging growth companies. As a result of the accounting standards election, the Company will not be subject to the same implementation timeline for new or revised accounting standards as other public companies that are not emerging growth companies which may make comparison of the Company’s financial statements to those of other public companies more difficult.

In August 2020, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2020-06, “Debt-Debt with Conversion and Other Options (Subtopic 470 – 20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815 – 40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity,” which signifies the accounting for certain financial instruments with characteristics of liability and equity, including convertible instruments and contracts on an entity’s own equity. The standard reduces the number of models used to account for convertible instruments, removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, and requires the if-converted method for calculation of diluted earnings per share for all convertible instruments. The ASU is effective for the Company for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2021. The adoption of ASU 2020-06 did not have a material impact on the Company’s consolidated financial statements.

In September 2022, the FASB issued ASU No. 2022-04 — Liabilities — Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations which is intended to enhance the transparency surrounding the use of supplier finance programs. The guidance requires companies that use supplier finance programs to make annual disclosures about the program’s key terms, the balance sheet presentation of related amounts, the confirmed amount outstanding at the end of the period and associated rollforward information. Only the amount outstanding at the end of the period must be disclosed in interim periods. The guidance does not affect the recognition, measurement or financial statement presentation of supplier finance program obligations. The guidance becomes effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, except for the rollforward information, which is effective for fiscal years beginning after December 15, 2023. The Company does not have any supplier finance programs and does not believe the impact of updating this accounting standard update will be material to the consolidated financial statements.

In March 2020, the FASB issued authoritative guidance to provide optional relief for companies preparing for the discontinuation of interest rates such as the London Interbank Offered Rate (“LIBOR”) and applies to lease and other contracts, hedging instruments, held-to-maturity debt securities and debt arrangements that reference LIBOR or another rate that is expected to be discontinued as a result of reference rate reform. In January 2021, the FASB issued authoritative guidance that makes amendments to the new rules on accounting for reference rate reform. The amendments clarify that for all derivative instruments affected by the changes to interest rates used for discounting, margining or contract price alignment, regardless of whether they reference LIBOR or another rate expected to be discontinued as a result of reference rate reform, an entity may apply certain practical expedients in ASC 848. In December 2022, the FASB issued authoritative guidance to defer the sunset date of ASC 848 from December 31, 2022 to December 31, 2024. The Company is currently evaluating the potential impact of modifying treasury related arrangements and applying the relevant ASC 848 optional practical expedients, as needed. For existing lease, debt arrangements and other contracts, the Company does not expect any qualifying contract modifications related to reference rate reform and therefore does not expect that the optional guidance in ASC 848 will need to be applied through December 31, 2024. The Company will continue to monitor new contracts that could potentially be eligible for contract modification relief through December 31, 2024.

In October 2021, the FASB issued ASU No. 2021-08, Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (Topic 805). This ASU requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities (deferred revenue) from acquired contracts using the revenue recognition guidance in Topic 606. At the acquisition date, the acquirer applies the revenue model as if it had originated the acquired contracts. For the Company, the new guidance is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Adoption of the ASU should be applied prospectively. Early adoption is also permitted, including adoption in an interim period. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements.

Income taxes

t) Income taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company’s consolidated financial statements. In estimating future tax consequences, generally all expected future events other than enactments or changes in the tax law or rates are considered.

The Company accounts for uncertainty in tax positions recognized in the consolidated financial statements by recognizing a tax benefit from an uncertain tax position when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. Income tax positions must meet a more-likely- than-not recognition threshold at the effective date to be recognized.

Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are more likely than not expected to be realized based on the weighting of positive and negative evidence. Future realization of deferred tax assets ultimately depends on the existence of sufficient taxable income of the appropriate character within the carryback or carry forward periods available under the applicable tax law. The Company regularly reviews the deferred tax assets for recoverability based on historical taxable income, projected future taxable income, the expected timing of the reversals of existing temporary differences and tax planning strategies. The Company’s judgment regarding future profitability may change due to many factors, including future market conditions and the ability to successfully execute the business plans and/or tax planning strategies. Should there be a change in the ability to recover deferred tax assets, the Company’s income tax provision would increase or decrease in the period in which the assessment is changed.

Investments

f) Investments

Equity securities

Equity investments, other than equity method investments, are measured at fair value with changes in fair value recognized in the consolidated statements of operations in accordance with Accounting Standard Updates (“ASU”) 2016-01, “Financial Instruments — Overall (Subtopic 825 – 10).

Marketable securities

Marketable securities represent investments in mutual funds having readily determinable fair value. These mutual funds meet certain criteria for equity investments in accordance with ASU 2016-01. Under this guidance, the Company measures these mutual funds at their estimated fair value, with changes in fair value recognized in other income (expense), net in the consolidated statements of operations.

Short term investments

Accounting for the Company’s debt securities varies depending on the legal form of the security, the Company’s intended holding period for the security, and the nature of the transaction. Investments in debt securities are classified as held-to-maturity securities as Company has the positive intent and ability to hold those securities to maturity and are initially recorded at transaction price plus transaction costs. Investments in held-to-maturity debt securities include commercial paper and shall be measured subsequently at amortized cost. Interest income on these investments is recognized using the effective interest rate method on a time proportionate basis. The effective interest rate approximates the contracted interest rate.

Accounts receivables

h) Accounts receivables, net

Accounts receivable primarily comprise of cash due from customers and are recorded at the invoiced amount, net of an allowance for credit losses. The Company pools its accounts receivable based on similar risk characteristics in estimating expected credit losses. Credit losses for accounts receivable are based on the roll-rate method, and the Company recognizes a loss allowance based on lifetime expected credit losses at each reporting date. The Company has established a provision matrix based on historical credit loss experience, adjusted for forward-looking factors. The Company believes the most relevant forward-looking factors are economic environment, inflation rates and repayment capacity of debtors and accordingly the Company adjusts historical loss rates based on expected changes in these factors.

A financial asset is written off when it is deemed uncollectible and there is no reasonable expectation of recovering the contractual cash flows. Expected recoveries of amounts previously written off, not to exceed the aggregate amounts previously written off, are included in determining the allowance at each reporting period.

Allowance for credit losses are presented as a credit loss expense within “General and administrative” on the consolidated statements of operations. Subsequent recoveries of amounts previously written off are credited against the same line item.

Property and equipment

i) Property and equipment

Recognition and measurement

Plant and equipment are stated at cost less accumulated depreciation and amortization and accumulated impairment loss. Expenditures for replacements and improvements are capitalized, whereas the costs of maintenance and repairs are charged to earnings as incurred.

The Company depreciates and amortizes all property and equipment using the straight-line method over the following estimated economic useful lives of the assets:

• Office equipment	5 years
• Computers	2 – 3 years
• Fixtures and fittings	10 years
• Servers	3 years
• Leasehold improvements	Useful life or lease term, whichever is lower

Software acquired for internal use is included in property and equipment on the Company’s consolidated balance sheet and amortized on a straight-line basis when placed into service over the estimated useful lives of three years.

Capital work in progress is not depreciated until it is ready to be used.

Depreciation methods, useful lives and residual values are reviewed at the end of each reporting period and adjusted if appropriate.

Business combinations

j) Business combinations

The Company accounts for an acquisition as a business combination if the assets acquired and liabilities assumed in the transaction constitute a business in accordance with Accounting Standard Codification (“ASC”) Topic 805 “Business Combinations”. Such acquisitions are accounted using the acquisition method by recognizing the identifiable tangible and intangible assets acquired and liabilities assumed, and any non-controlling interest in the acquired business, measured at their acquisition date fair values.

Where the set of assets acquired and liabilities assumed doesn’t constitute a business, it is accounted for as an asset acquisition where the individual assets and liabilities are recorded at their respective relative fair values corresponding to the consideration transferred.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of net assets acquired in business acquisitions accounted for using the acquisition method of accounting and is not amortized. Goodwill is measured and tested for impairment on an annual basis in accordance with ASC 350, Intangibles — Goodwill and Other, or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Such events and changes may include: significant changes in performance related to expected operating results, significant changes in asset use, significant negative industry or economic trends, and changes in our business strategy.

The Company’s test for goodwill impairment starts with a qualitative assessment to determine whether it is necessary to perform the quantitative goodwill impairment test. If qualitative factors indicate that the fair value of the reporting unit is more likely than not less than its carrying amount, then a quantitative goodwill impairment test is performed. For the purposes of impairment testing, the Company determined that it has only one reporting unit. The Company completed the annual impairment test and did not recognize any goodwill impairment charges in the years ended December 31, 2022 and 2021.

Intangible assets

The Company amortizes intangible assets with finite lives over their estimated useful lives using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise realized and reviews them for impairment whenever an impairment indicator exists.

Leases

k) Leases

The Company determines if a contract contains a lease at inception of the arrangement based on whether it has the right to obtain substantially all the economic benefits from the use of an identified asset and whether it has the right to direct the use of an identified asset in exchange for consideration, which relates to an asset which the Company does not own. Right of use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets are initially measured at an amount equal to the lease liabilities and adjusted for lease incentives received and initial direct costs, if any. Lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate, for the purpose of computing lease liabilities based on the remaining lease term and the rates prevailing in the jurisdiction where the lease was executed. Only fixed payments or in-substance fixed payments are included in the Company’s lease liability calculation.

The Company’s leases include its corporate offices. The lease term of operating leases vary from 11 months to 6 years. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options. The Company’s lease agreements generally do not contain any residual value guarantees or restrictive covenants.

Operating leases are included in operating lease ROU assets, current and non-current operating lease liabilities, on the Company’s consolidated balance sheets. For operating leases, lease expense is recognized on a straight-line basis in the consolidated statement of operations over the lease term. Leases with a lease term of 12 months or less from the commencement date that do not contain a purchase option are recognized as an expense on a straight-line basis over the lease term.

Foreign currency

n) Foreign currency

The Company’s consolidated financial statements are reported in U.S. dollars which is also its functional currency. The functional currency for the Company’s subsidiaries in USA, Australia, Japan, India and France are their respective local currencies and the functional currency of the Company’s subsidiary in Singapore is U.S. dollars. The translation of the functional currencies of the Company’s subsidiaries into U.S. dollars is performed for balance sheet accounts using the exchange rates in effect as of the balance sheet date and for revenues and expense accounts using an average exchange rate prevailing during the respective period. The gains or losses resulting from such translation are reported as currency translation adjustments under accumulated other comprehensive loss as a separate component of stockholders’ deficit on the consolidated balance sheets.

Monetary assets and liabilities of each subsidiary denominated in currencies other than the subsidiary’s functional currency are translated into their respective functional currency at the rates of exchange prevailing on the balance sheet date. Transactions of each subsidiary in currencies other than the subsidiary’s functional currency are translated into the respective functional currencies at the average exchange rate prevailing during the period of the transaction. The gains or losses resulting from foreign currency transactions are included in the consolidated statements of operations.

Fair value option

o) Fair value option

Under the Fair Value Option (FVO) subsections of ASC Subtopic 825-10, Financial Instruments — Overall, the Company has the irrevocable option to report most financial assets and financial liabilities at fair value on an instrument-by-instrument basis, with changes in fair value reported in earnings. Any changes in the fair value of liabilities resulting from changes in the instrument-specific credit risk would be reported in other comprehensive income (loss).

Variable interest entities

p) Variable interest entities

The Company evaluates its ownership, contractual and other interests in entities to determine if it has a variable interest in an entity. These evaluations are complex, involve judgment, and the use of estimates and assumptions based on available historical and prospective information, among other factors. If the Company determines that an entity for which it holds a contractual or ownership interest in is a VIE and that the Company is the primary beneficiary, the Company consolidates such entity in its consolidated financial statements. The primary beneficiary of a VIE is the party that meets both of the following criteria: (1) has the power to make decisions that most significantly affect the economic performance of the VIE; and (2) has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to the VIE. If the Company is not deemed to be the primary beneficiary in a VIE, the Company accounts for the investment or other variable interests in a VIE in accordance with applicable GAAP.

Employee benefit plans

r) Employee benefit plans

Contributions to defined contribution plans are charged to the consolidated statements of operations in the period in which services are rendered by the covered employees. Current service costs for defined benefit plans are accrued in the period to which they relate. The liability in respect of defined benefit plans is calculated annually by the Company using the projected unit credit method. Prior service cost, if any, resulting from an amendment to a plan is recognized and amortized over the remaining period of service of the covered employees. Net actuarial gains and losses are immediately recognized in the consolidated statements of operations.

The Company records annual amounts relating to its defined benefit plans based on calculations that incorporate various actuarial and other assumptions, including discount rates, mortality, future compensation increases and attrition rates. The Company reviews its assumptions on an annual basis and makes modifications to the assumptions based on current rates and trends when it is appropriate to do so. The effect of modifications to those assumptions is recorded in net periodic cost in its entirety immediately. The Company believes that the assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions.

Expenses

v) Expenses

Set forth below is a brief description of the components of the Company’s expenses:

i. Cost of revenue, exclusive of depreciation and amortization

Cost of revenue primarily consists of costs related to third-party hosting costs; employee-related expenses including salaries and related benefits for operations and support personnel; publishers cost; real-time data acquisition costs; and allocated overhead.

ii. Product and technology

Product and technology expenses primarily consist of personnel-related expenses such as salaries, related benefits and stock based compensation for the Company’s engineering and product/project management functions supporting research, new development, and related product enhancement departments. It also includes non-personnel-related expenses such as location coverage charges, data acquisition charges, third-party server charges and allocation of the Company’s general overhead expenses.

iii. Sales and marketing

Sales and marketing expenses primarily consist of personnel-related expenses such as salaries and related benefits for the Company’s sales, marketing, and product marketing functions departments. It also includes sales commission and advertisement costs being part of business development expense.

iv. General and administrative

General and administrative expenses consist primarily of personnel-related expenses for our finance, human resources, information technology, and legal organizations. These expenses also include non-personnel costs, such as legal, audit, accounting services, other professional fees, recruiting personnel cost, costs associated with acquisitions of businesses, as well as certain tax, license, and insurance-related expenses, and allocated overhead costs.

Kludein I Acquisition Corp. [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Basis of presentation and principles of consolidation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.

Use of estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting periods.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of 90 days or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2022 and 2021.

Fair value measurements and financial instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the Company’s consolidated balance sheets, primarily due to their short-term nature, except for warrants and the Working Capital Loan (see Note 10).

Net loss per share

Net Income (Loss) per Share of Common Stock

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net (loss) income per share of common stock is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding for the period. The Company applies the two-class method in calculating income (loss) per share of common stock. Re-measurement associated with the redeemable shares of Class A common stock is excluded from (loss) income per share of common stock as the redemption value approximates fair value. Net income (loss) is allocated among the classes of common stock based on weighted average shares outstanding.

The calculation of diluted income (loss) per share of common stock does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering, and (ii) the private placement since the exercise of the warrants is contingent upon the occurrence of future events. The warrants are exercisable to purchase 13,825,000 shares of Class A common stock in the aggregate, not including warrants that may be acquired from the conversion feature in the Working Capital Loan. As of December 31, 2022 and 2021, the Company did not have any other dilutive securities or other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company. As a result, diluted net income (loss) per share of common stock is the same as basic net income (loss) per share of common stock for the periods presented.

Founder Shares subject to forfeiture (see Note 5) are not included in weighted average shares outstanding for basic net income (loss) per share until the forfeiture restrictions lapse, however, they are included in weighted average shares outstanding for diluted net (loss) income per share for the entire period.

The following table reflects the calculation of basic and diluted net income (loss) per share of common stock (in dollars, except share amounts):

	For the Years Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share of common stock
Numerator:
Allocation of net income (loss)	$3,842,900	$1,189,669	$(323,233)	$(82,793)
Denominator:
Basic and diluted weighted average shares outstanding	13,930,350	4,312,500	16,776,099	4,297,047

Basic and diluted net income (loss) per share of common stock	$0.28	$0.28	$(0.02)	$(0.02)

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, which were formed on April 21, 2022. All significant intercompany balances and transactions have been eliminated in consolidation.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Marketable Securities Held in Trust Account

Marketable Securities Held in Trust Account

At December 31, 2022, substantially all of the assets held in the Trust Account were held in money market funds which are invested primarily in U.S. Treasury securities. At December 31, 2021, substantially all of the assets held in the Trust Account were primarily invested in U.S. Treasury securities. All of the Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the consolidated balance sheets at fair value at the end of each reporting period. Interest earned and gains and losses resulting from the change in fair value of investments held in the Trust Account are included in the accompanying consolidated statements of operations. The estimated fair values of investments held in Trust Account are determined using available market information.

Class A Common Stock Subject to Possible Redemption

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.” Class A common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including Class A common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, Class A common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ deficit section of the Company’s consolidated balance sheets.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable common stock to equal the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the re-measurement from initial carrying value to redemption amount, which approximates fair value. The change in the carrying value of redeemable Class A common stock resulted in charges against additional paid-in capital (to the extent available), accumulated deficit and Class A common stock during the year ended December 31, 2021. The change in the carrying value of redeemable Class A common stock during the year ended December 31, 2022 was an increase of $3,196,047 which represents cumulative earnings, the Extension Funds from Sponsor and the Near Extension Note on the Trust Account through December 31, 2022, net of Trust Account earnings paid out upon redemptions, and amounts available to pay for the Company’s tax obligations as of December 31, 2022.

At December 31, 2022 and 2021, the shares of Class A common stock reflected in the consolidated balance sheets as temporary equity were reconciled in the following table:

	Number of Shares	Carrying Amount
Gross proceeds for the Initial Public Offering	17,250,000	$172,500,000
Less:
Proceeds allocated to the initial fair value of Public Warrants	—	(6,210,000)
Class A common stock issuance costs	—	(9,527,789)
Fair value of Founder Shares attributable to Anchor Investor allocated to redeemable Class A common stock, net of allocated transaction costs	—	(4,252,433)
Plus:
Remeasurement of carrying value to redemption value	—	19,990,222
Class A common stock subject to possible redemption, as of December 31, 2021	17,250,000	172,500,000
Less:
Class A common stock redeemed, including Trust Account earnings of $32,631	(6,845,606)	(68,488,691)
Plus:
Extension Funds from Sponsor	—	1,373,380
Near Extension Note	—	686,690
Remeasurement of carrying value to redemption value	—	1,135,977
Class A common stock subject to possible redemption, as of December 31, 2022	10,404,394	$107,207,356

Warrant Liabilities

Warrant Liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, and ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own shares of common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the consolidated statements of operations. For the Private Placement Warrants, the fair value was estimated using a binomial lattice model incorporating the Cox-Ross-Rubenstein methodology since the closing date of Initial Public Offering and as of December 31, 2022 (see Note 10). For the public warrants, the fair value was estimated using a binomial lattice model incorporating the Cox-Ross-Rubenstein methodology at the closing date of Initial Public Offering and the Level 1 quoted prices in an active market since the public warrants starting trading separately on March 1, 2021 and as of December 31, 2022 (see Note 10).

Allocation of issuance costs

Allocation of issuance costs

The Company accounts for the allocation of its issuance costs to its warrants using the guidance in ASC Topic 470-20, “Debt with Conversion and Other Options” (“ASC 470-20), applied by analogy. Under this guidance, if debt or stock is issued with detachable warrants, the proceeds need to be allocated to the two instruments using either the fair value method, the relative fair value method, or the residual value method. The guidance also requires companies to use a consistent approach in allocating issuance costs between the instruments. Accordingly, the Company allocated its issuance costs of $14,303,235 — consisting of $3,450,000 of underwriting fees, $6,037,500 of deferred underwriting commissions, $4,411,238 of fair value of the Founder Shares attributable to the Anchor Investor, and $404,497 of other offering costs — to the issuance of its Class A common stock and warrants in the amount of $13,780,222 and $523,013, respectively. Issuance costs attributed to the warrants were expensed to the consolidated statement of operations during the year ended December 31, 2021. Issuance costs attributed to the Class A common stock were initially charged to temporary equity and then re-measured to Class A common stock subject to redemption upon completion of the Initial Public Offering.

Income taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Financial Accounting Standards Board (“FASB”) ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2022 and 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company has identified the United States as its only tax jurisdiction. The Company is subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next 12 months. For interim periods, the income tax provision or benefit related to ordinary income or loss is computed at an estimated annual effective income tax rate and the income tax provision or benefit related to all other items is individually computed and recognized when the items occur.

Inflation Reduction Act of 2022

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its stockholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. In January 2023, 9,786,530 shares were redeemed for an aggregate of $100,993,709, which may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on these accounts.

Recent Accounting Standards

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.